Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2020 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,740	5,507	43	7,290
Purchased power	—	3,854	—	3,854
Operation, maintenance and administration	391	619	60	1,070
Depreciation, amortization and asset removal costs	459	417	8	884
Income (loss) before financing charges and income tax expense	890	617	(25)	1,482

Capital investments	1,157	712	9	1,878

Year ended December 31, 2019 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,652	4,788	40	6,480
Purchased power	—	3,111	—	3,111
Operation, maintenance and administration	355	610	216	1,181
Depreciation, amortization and asset removal costs	462	409	7	878
Income (loss) before financing charges and income tax expense	835	658	(183)	1,310

Capital investments	1,035	624	8	1,667
Total Assets by Segment:

As at December 31 (millions of dollars)	2020	2019
Transmission	17,761	15,029
Distribution	11,387	10,017
Other	1,146	2,015
Total assets	30,294	27,061
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2020	2019
Transmission	157	157
Distribution (Note 4)	216	168
Total goodwill	373	325